STOCK OPTIONS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Options And Warrants
STOCK OPTIONS AND WARRANTS

Warrants

A summary of the Company’s warrant activity for the three months ended March 31, 2015 is presented below:

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2014	16,375,270	$0.40
Granted	13,334,536	0.15
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2015	29,709,806	$0.21

As of March 31, 2015, the Company had the following outstanding warrants to purchase shares of its Common Stock:

Warrants Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Yrs.)
61,453	$30.00	0.81
29,648,353	$0.15	4.24
29,709,806	$0.21	4.23

Non-Qualified Stock Options

The Company did not grant any non-qualified stock options to employees during the three months ended March 31, 2015.

Stock option activity during the three months ended March 31, 2015 is summarized as follows:

	Options Outstanding	Weighted-Average Exercise Price
Options outstanding at December 31, 2014	12,379,593	$0.37
Exercised	-	-
Granted	-	-
Forfeited	-	-
Expired	-	-
Options outstanding at March 31, 2015	12,379,593	$0.37

The following table summarizes information about the Company’s stock options outstanding as of March 31, 2015:

	Outstanding Options
		Weighted Average		Exercisable Options
		Remaining	Aggregate		Aggregate
Range of		Contractual Life	Intrinsic		Intrinsic
Exercise Prices	Number	(Years)	Value	Number	Value
$0.61	256,725	0.29	$-	-	$-
$1.02	122,870	0.47	-	122,870	$-
$0.25	2,348,173	8.85	-	1,121,429	$-
$0.38	9,651,825	6.63	-	2,219,814	$-
Totals	12,379,593	6.91	$-	3,464,113	$-

Warrants

A summary of the Company’s warrant activity for the years ended December 31, 2014 and 2013 is presented below:

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2012	132,340	$43.00
Granted	12,470,514	0.30
Exercised	-	-
Expired	(12,387)	3.20
Outstanding, December 31, 2013	12,590,467	$0.55
Granted	4,022,936	0.30
Exercised	(179,633)	0.25
Expired	(58,500)	25.09
Outstanding, December 31, 2014	16,375,270	$0.40

As of December 31, 2014, the Company had the following outstanding warrants to purchase its Common Stock:

Warrants Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Yrs.)
61,453	$30.00	1.06
2,858,610	$0.25	3.57
13,455,207	$0.30	3.96
16,375,270	$0.40	3.88

Non-Qualified Stock Options

In 2014, the Company granted 8,859,131 stock options pursuant to option agreements with certain employees and directors. The grant date fair value of the options granted during the year ended December 31, 2014 was between $0.10 and $0.29 per share for a total of $1,304,296 to be expensed over the vesting periods of the options. In October, the Company reset certain options to certain employees and directors, adjusting the term of the options from 3 years to 7 years and adjusting the exercise price of the options from a range of $0.61 and $1.10 to an exercise price of $0.38. The difference between the options original fair value and their new fair values was $174,540 and will be expensed over the remaining vesting periods of the options. The fair values of the options were estimated using the Black-Scholes stock option pricing model and the following weighted average assumptions.

2014
Expected life	2.5 years
Estimated volatility	75.0%
Risk-free interest rate	0.66%
Dividends	-

The weighted average estimated fair value per share of the stock options at grant date was $0.147 during the year ended December 31, 2014. The expected life of options granted is based on the “simplified method” described in ASC 718-10 due to changes in the vesting terms and the contractual life of current option grants. Assumed volatility is based on historical trading prices of the Company’s Common Stock. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding to the expected term of the options.

Stock option activity during the years ended December 31, 2014 and 2013 is summarized as follows:

	Number of Shares	Weighted-Average Exercise Price
Options outstanding at December 31, 2012	3,870,387	$0.69
Exercised	-	-
Granted	245,739	1.10
Forfeited	(122,868)	1.02
Expired	-	-
Options outstanding at December 31, 2013	3,993,258	$0.70
Exercised	-	-
Granted	8,859,131	0.34
Forfeited	(472,796)	0.52
Expired	-	-
Options outstanding at December 31, 2014	12,379,593	$0.37

The following table summarizes information about the Company’s stock options outstanding as of December 31, 2014:

	Outstanding Options
		Weighted Average		Exercisable Options
		Remaining	Aggregate		Aggregate
Range of		Contractual Life	Intrinsic		Intrinsic
Exercise Prices	Number	(Years)	Value	Number	Value
$0.61	256,725	0.53	$-	-	$-
$1.02	122,870	0.72	-	122,870	$-
$0.25	2,348,173	9.10	-	637,752	$-
$0.38	9,651,825	6.63	-	2,219,814	$-
Totals	12,379,593	6.91	$-	2,980,436	$-